BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF FINITE LONG-LIVED INTANGIBLE ASSETS ESTIMATED USEFUL LIFE

The Company amortizes these intangible assets on a straight-line basis over their estimated useful lives, as stated below:

Finite Long-lived Intangible Assets Categories	Estimated Useful Life
Customer Lists	10 Years
Intellectual Property	10 Years
Noncompete agreement	5 Years
Tradenames	10 Years

The Company amortizes these intangible assets on a straight-line basis over their estimated useful lives, as stated below:

Finite Long-lived Intangible Assets Categories	Estimated Useful Life
Customer Lists	10 Years
Intellectual Property	10 Years
Noncompete agreement	5 Years
Tradenames	10 Years

SUMMARY OF DISAGGREGATION OF REVENUE

The following is a summary of revenue disaggregated by type for the nine and three months ended September 30, 2024 and 2023:

	Nine Months Ended		Three Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Product sales and product related services	$1,308,821	$935,209	$423,084	$751,034
Waste collection and disposal	6,991,217	4,633,015	3,460,021	1,855,619
Total revenue	$8,300,038	$5,568,224	$3,883,105	$2,606,653

The following is a summary of revenue disaggregated by type for the years ended December 31, 2023 and 2022:

	Years Ended
	December 31,
	2023	2022
Product sales and product related services	$1,396,127	$-
Waste collection and disposal	6,228,457	4,203,112
Total revenue	$7,624,584	$4,203,112

SCHEDULE OF CONCENTRATION RISK

	Nine Months Ended				Three Months Ended
	September 30,				September 30,
	2024		2023		2024		2023
Customer A	13%		35%		*	%	26%
Customer B	*	%	*	%	*	%	11%
Customer C	*	%	*	%	*	%	10%

* Represents amounts less than 10%

Concentration Risk from Accounts Receivable

A major customer is defined as a customer that represents 10% or greater of total accounts receivable, net. The Company does not believe that the risk associated with these customers or vendors will have an adverse effect on the business. The Company’s concentration of accounts receivable is as follows:

	As of September 30, 2024	As of December 31, 2023
Customer A	*	24%

* Represents amounts less than 10%

The Company maintains positive customer relationships and continually expands its customer base, mitigating the impact of any potential concentration risks that exist.

SCHEDULE OF EARNINGS PER SHARE ANTI DILUTIVE

	September 30, 2024	September 30, 2023
Series A Preferred Stock	139,790,000	-
Series C Preferred Stock (1)	-	63,090,000
Convertible Notes	-	17,680
Warrants	71,064,035	108,734
Total common stock equivalents	210,854,035	63,216,414

(1)	On January 10, 2024, the Company redomiciled and exchanged all outstanding shares of its pre-existing Series C Preferred Stock for shares of a new class of Series A Preferred Stock (Note 1 – Organization and Nature of Operations). The Statement of Changes in Stockholders’ Equity (Deficit)/Member’s Equity for the three and nine months ended September 30, 2024 has been retrospectively restated to reflect this change.

	Year Ended	Year Ended
	December 31,	December 31,
	2023	2022
Series C preferred stock	63,090,000	-
Warrants	2,608,734	-
Total common stock equivalents	65,698,734	-

SCHEDULE OF PROPERTY PLANT AND EQUIPMENT ESTIMATED USEFUL LIFE
Property and Equipment, net Categories	Estimated Useful Life
Tractors and trailers	15 Years
Containers	25 Years
Equipment	10 Years
Leasehold improvements	5 Years